Lease Liabilities - Summary of Detailed Information About In Lease Liabilities (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Disclosure Of Detailed Information About Lease Liabilities [Line Items]
Current	¥ 33,272	$ 4,684	¥ 31,433
Non- current	¥ 16,009	2,254	28,208
Lease Liabilities Current [Member]
Disclosure Of Detailed Information About Lease Liabilities [Line Items]
Maturity	2024
Current	¥ 33,272	$ 4,684	31,433
Lease Liabilities Current [Member] | Bottom of range [member]
Disclosure Of Detailed Information About Lease Liabilities [Line Items]
Interest rate	1.30%	1.30%
Lease Liabilities Current [Member] | Top of range [member]
Disclosure Of Detailed Information About Lease Liabilities [Line Items]
Interest rate	6.70%	6.70%
Lease Liabilities Noncurrent [Member]
Disclosure Of Detailed Information About Lease Liabilities [Line Items]
Non- current	¥ 16,009	$ 2,254	¥ 28,208
Lease Liabilities Noncurrent [Member] | Bottom of range [member]
Disclosure Of Detailed Information About Lease Liabilities [Line Items]
Interest rate	1.30%	1.30%
Maturity	2025
Lease Liabilities Noncurrent [Member] | Top of range [member]
Disclosure Of Detailed Information About Lease Liabilities [Line Items]
Interest rate	6.70%	6.70%
Maturity	2034